Shareholders' Equity - Schedule of Stock Issued and Outstanding (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Mar. 26, 2026	Dec. 31, 2025		Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	[3]
Class of Stock [Line Items]
Issued (in shares)		304,224,024
Outstanding (in shares)		304,224,024	297,993,837
Amount, issued		$ 566,167
Amount, outstanding		$ 566,167
Issued, convertible preferred shares (in shares)	[1]			199,930,069
Outstanding, convertible preferred shares (in shares)	[1]			199,930,069
Total Old Xanadu Preferred and Common Shares, issued (in shares)				255,894,945
Total Old Xanadu Preferred and Common Shares, outstanding (in shares)				255,894,945
Total Old Xanadu Preferred and Common Shares, issued, amount				$ 220,587
Total Old Xanadu Preferred and Common Shares, outstanding, amount				$ 220,587
Xanadu Class A Multiple Voting Shares
Class of Stock [Line Items]
Issued (in shares)		251,555,764
Outstanding (in shares)		251,555,764	254,709,401
Amount, issued		$ 217,372
Amount, outstanding		$ 217,372
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares")
Class of Stock [Line Items]
Issued (in shares)		52,668,260
Outstanding (in shares)		52,668,260	43,284,436
Amount, issued		$ 348,795
Amount, outstanding		$ 348,795
Old Xanadu Convertible Preferred Shares
Class of Stock [Line Items]
Issued, convertible preferred shares (in shares)				199,930,069
Outstanding, convertible preferred shares (in shares)		0		199,930,069	[2]	199,930,069	199,930,069	199,930,069
Amount, convertible preferred shares, outstanding				$ 213,002
Amount, convertible preferred shares, issued				$ 213,002
Old Xanadu Common Shares
Class of Stock [Line Items]
Issued (in shares)	[1]			55,964,876
Outstanding (in shares)	[1]			55,964,876
Amount, issued	[1]	$ 0		$ 7,585
Amount, outstanding				$ 7,585

[1]	Old Xanadu convertible preferred shares and common shares have been retroactively recast after giving effect to the Reverse Recapitalization. Refer to Note 3 for additional information.
[2]	The number of shares have been retroactively recast after giving effect to the Reverse Recapitalization.
[3]	The number of shares has been retroactively recast after giving effect to the Reverse Recapitalization.